DISCONTINUED OPERATIONS - LOSS OF CONTROL - Disclosure of results of operations of discontinued operations (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
OPERATING EXPENSES
General and administrative	$ 1,070,574	$ 826,439	$ 2,245,589
Business development	386,991	114,665	508,545
Total operating expenses	1,457,565	941,104	2,440,508
OTHER INCOME (EXPENSE)
Foreign exchange gain (loss)	(3,068)	(135)	(29,374)
Total other income (expense)	(146,505)	222,636	(29,374)
Loss from discontinued operations	995,142	(1,949,330)	(2,191,326)
PRT USA, PRT UK and Tetra Drones [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Sales	0	607,359	184,396
Cost of sales	0	(191,175)	(103,109)
Gross Profit	0	416,184	81,287
OPERATING EXPENSES
General and administrative	0	1,519,539	1,074,492
Business development	0	62,763	200,465
Research and development	0	233,264	985,006
Total operating expenses	0	1,815,566	2,259,963
OTHER INCOME (EXPENSE)
Impairment loss of demo equipment	0	(236,677)	0
Impairment of intangible asset	0	(330,650)	0
Other Income	0	5,042	0
Gain on debt forgiveness	0	11,532	0
Foreign exchange gain (loss)	0	805	(12,650)
Total other income (expense)	0	(549,948)	(12,650)
Loss from discontinued operations	$ 0	$ (1,949,330)	$ (2,191,326)